Investment Strategy - Longboard Fund	Sep. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund pursues its investment objective using three principal strategies:

Systematic Stock Market Trends, Systematic Macro Trends, and Cash Management. The Fund employs a systematic and rules based trend following strategy (identifying opportunities as prices trend up and down) similar in general concept to the Morningstar systematic trend category at large and like the constituents of the Fund’s secondary benchmark, the SG Trend Index. Under normal market conditions, the Fund’s assets are allocated among the three strategies according to the Fund’s asset allocation model which, consistent with the Fund’s secondary benchmark, the SG Trend Index, targets risk levels generally equivalent to the systematic trend category at large. Under normal market conditions, the typical Notional Exposure allocation range (as a percent of the Fund’s total assets) is 40%-90% to the Systematic Stock Market Trends strategy and 0%-10% to the Systematic Macro Trends strategy. Assets allocated to Systematic Stock Market Trends or Systematic Macro Trends strategies not used to purchase or provide collateral for derivative instruments, such as swaps or futures contracts, but required to cover the exposure of such instruments, may, in turn, be invested pursuant to the Cash Management strategy to generate additional income on cash balances, which, together with Fund assets directly allocated to such strategy, typically results in 10%-90% of Fund assets invested pursuant to the Cash Management strategy. These asset allocation ranges are targets. The Adviser has discretion to reallocate the Fund’s assets among the strategies and allowable investments described below. Additionally, as a result of market gains or losses, the percentage of the Fund’s assets invested in each strategy at any given time may be different from the asset allocation target ranges shown above.

Systematic Stock Market Trends. The core of the Fund’s approach lies in identifying and capitalizing on persistent trends in various markets using quantitative models and disciplined risk management. A significant component of this is focusing on Systematic Stock Market Trend Following, which seeks to profit from trends in equity markets. Under normal market conditions, the Fund pursues its investment objective by investing in domestic equity securities and equity-related derivative instruments. The Fund defines equity securities as (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights, (5) debt securities that are convertible into stock, (6) American depository receipts, (7) exchange-traded limited partnerships, (8) exchange-traded funds (“ETFs”), and (9) real estate investment trusts (“REITs”) (“Equity Instruments”). Equity -related derivative instruments are investments that provide exposure to the performance of Equity Instruments, including total return swaps on a basket of Equity Securities managed by the Adviser, equity swaps (both single-name and index swaps) and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”). The Fund may obtain up to 100% of its exposure to Equity Securities through Equity Derivative Instruments.

The Fund will seek positive long-term capital appreciation through the use of a Systematic Stock Market Trends strategy. The Fund seeks to actively regulate its equity market exposure based on directional movements in market trends. When individual stocks display positive total return trends, the Fund typically increases its equity exposure, but as trends turn negative the Fund’s cash holdings will increase as stop losses are triggered on long positions. Excess cash is then allocated to short-term Treasury Bills. The Fund may allocate up to 100% of its assets to the Systematic Stock Market Trends strategy.

The Fund invests in the securities of, and/or derivatives instruments providing exposure to, issuers of any capitalization and in any style including individual company issuers, sector ETFs, index ETFs & commodity linked ETFs. Short positions may be taken in Equity Derivative Instruments, including but not limited to, futures and/or ETFs that represent equity indices, including, but not limited to the Russell 2000 (small cap), S&P 400 (mid cap), S&P 500 (large cap) indices. The Adviser seeks to limit downside risk by using rules-based stop losses on stock positions and holding cash or short positions in index futures contracts or ETFs. The degree to which the long portfolio is hedged is governed by rules-based factors such as targeted risk level, target beta exposures, positive or negative market trend signals, and market volatility.

Systematic Macro Trends. The Systematic Macro Trends strategy employs a trend following strategy (identifying opportunities as prices trend up and down). The strategy is systematic and rules based. The Adviser will consider a variety of exchange traded futures contracts and forward contracts. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.

Cash Management. Under normal market conditions, the Adviser generally allocates the Fund’s assets not invested in derivative instruments, such as swaps or futures contracts, pursuant to the Systematic Stock Market Trends and Systematic Macro Trends strategies, or used as margin, to the Cash Management strategy in order to generate interest income by capturing the yield on excess cash. The Cash Management strategy is designed to generate absolute returns from interest income with less volatility than equity markets by investing primarily in (i) U.S. Dollar-denominated fixed income securities, including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations, (3) U.S. asset-backed securities (“ABS”) and (4) U.S. structured notes; and (ii) cash and cash equivalents. The Fund restricts fixed income securities to those having a short-term rating of prime (highest short-term debt category) and/or a long-term rating of investment grade (BBB- or higher). The fixed income portion of the Fund’s portfolio will be invested without restriction as to individual security maturity, but the average duration (a measure of interest rate risk similar to maturity) of the Cash Management portfolio will not exceed 5 years.

The Fund is diversified.